Provisions - Additional Information (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provisions [Line Items]
Provision	£ 4,146,000
Legal Proceedings [member]
Disclosure Of Provisions [Line Items]
Provision	4,100,000
Legal Proceedings [member] | U.K. [member]
Disclosure Of Provisions [Line Items]
Provision	3,000,000.0
Legal Proceedings [member] | Germany [member]
Disclosure Of Provisions [Line Items]
Provision	1,100,000
Dilapidations [member]
Disclosure Of Provisions [Line Items]
Provision	£ 46,000	£ 46,000